NOTE 2- Significant Accounting Policies: n. Financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Details
Accounts Receivable, Allowance for Credit Loss	$ 0	$ 0